Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 169,607	$ 1,329,146	$ 1,329,146
Less: Accumulated depreciation	(167,592)	(1,313,356)	(1,302,128)
Net book value	2,015	15,790	27,018
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	2,813	22,047	22,047
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	16,057	125,835	125,835
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 150,737	$ 1,181,264	$ 1,181,264